Share-based Option Plan - Summary of Changes in RSUs (Detail) - Options	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Number of other equity instruments [abstract]
Number of RSU, Beginning balance	729,593	809,946
Number of RSU, Granted	170,000	291,609
Number of RSU, Cancelled	(49,748)	(72,303)
Number of RSU, Exercised	(260,451)	(299,659)
Number of RSU, Ending balance	589,394	729,593